Personnel expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Personnel expenses
Salaries, wages and other short term employee benefits		₨ 2,076,918	₨ 1,981,076	₨ 1,392,666
Contributions to defined contribution plans		105,863	104,958	77,822
Expenses related to defined benefit plans		24,575	26,589	14,716
Share based compensation costs		282,883	729,920	586,932
Employee welfare expenses		59,975	60,297	43,172
Total	$ 36,874	₨ 2,550,214	₨ 2,902,840	₨ 2,115,308